Short-Term and Long-Term Borrowings (Details Textual) ¥ in Millions			1 Months Ended													12 Months Ended
		Mar. 09, 2017	Dec. 31, 2017 USD ($)		Nov. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 28, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 31, 2016 CNY (¥)
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 5,035,849				$ 2,556,768									$ 5,035,849		$ 2,556,768
Long-term borrowing			1,801,887				836,471									1,801,887		836,471
Long-term borrowing due			83,333													83,333
Interest expense																46,182
Long-term Borrowing [Member]
Short-Term and Long-Term Borrowings (Textual)
Long-term borrowing			1,000,000													1,000,000
Long-term borrowing due			916,667													916,667
Land use rights [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans			9,523,546				9,084,213									9,523,546		9,084,213
Property and buildings [Member]
Short-Term and Long-Term Borrowings (Textual)
Collateral pledged for bank loans			19,453,877				3,950,101									19,453,877		3,950,101
Agricultural Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 11,831,148									$ 431,980			$ 647,969	$ 11,831,148
Effective interest rate			5.30%													5.30%			5.30%
Term of debt instrument								18 months
Interest rate, description								The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate.
Long-term borrowing	[1]		$ 137,088													$ 137,088
Line of credit								$ 5,903,723																			¥ 41.0
Line of credit, description																The line of credit is effective for the period from first day of loan to 18 months after the first day of loan.
Agricultural Bank of China [Member] | Short Term Borrowing Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan																							$ 691,520
Effective interest rate																							5.66%
Guaranty company charges																							2.00%
Agricultural Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			4.57%									5.00%			5.00%	4.57%			4.57%
Agricultural Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Effective interest rate			4.90%									5.06%			5.06%	4.90%			4.90%
China Merchants Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 4,500,000			$ 4,500,000	$ 2,800,000									$ 4,500,000		$ 2,800,000	¥ 29.4	$ 4,500,000	¥ 29.4	¥ 29.4		$ 4,500,000	¥ 29.4	¥ 19.2
Effective interest rate			6.09%			2.67%										6.09%			6.09%	1.99%	1.99%	2.67%		6.09%	6.09%
Repaid amount			$ 1,398,970													$ 1,398,970
China Merchants Bank [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																		5 months
Interest rate percentage							1.10%											1.10%								1.10%
China Merchants Bank [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																		12 months
Interest rate percentage							6.09%											6.09%								6.09%
PingAn Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan						$ 1,536,712			$ 1,450,842					$ 2,159,899
Effective interest rate						7.83%			5.08%					5.98%								7.83%
Repaid amount			725,421													725,421
Term of debt instrument						12 months								6 months
Interest rate, description						The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 180% of the prevailing interest rate.			These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, which equals 130% of the prevailing interest rate.					These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 30% of the prevailing interest rate.
PingAn Bank [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument									6 months
PingAn Bank [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument									12 months
Industrial and Commercial Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			7,092,174					$ 791,963			$ 647,970		$ 647,970		$ 593,000	7,092,174
Effective interest rate								5.00%			5.44%	5.00%	5.92%														5.00%
Repaid amount			$ 3,024,902													$ 3,024,902
Term of debt instrument								12 months			5 months		5 months		5 months
Interest rate percentage															3.50%
Interest rate, description							The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 70.25 base points.			The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 113.75 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.	The prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 161.6 base points.
Industrial and Commercial Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																5 months
Interest rate percentage			2.14%													2.14%			2.14%
Industrial and Commercial Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																12 months
Interest rate percentage			5.00%													5.00%			5.00%
Industrial and Commercial Bank of China [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan							$ 719,966					$ 575,973						$ 719,966
Effective interest rate							5.00%											5.00%								5.00%
Term of debt instrument							12 months					12 months
Industrial and Commercial Bank of China [Member] | Loan Agreement Two [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan							$ 503,976					$ 575,973						$ 503,976
Effective interest rate							5.00%											5.00%								5.00%
Term of debt instrument							12 months					5 months
Bank of China [Member] | Minimum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																3 months
Interest rate percentage			1.97%													1.97%			1.97%
Bank of China [Member] | Maximum [Member]
Short-Term and Long-Term Borrowings (Textual)
Term of debt instrument																12 months
Interest rate percentage			5.57%													5.57%			5.57%
Zhejiang Mintai Commercial Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan							$ 5,803,367	$ 5,803,367										$ 5,803,367
Effective interest rate							6.41%	6.41%										6.41%								6.41%	6.41%
Term of debt instrument							6 months	6 months
East West Bank [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate, description		Direct Link entered into a line of credit agreement with East West Bank for $2,000,000 for one year. The annual interest rate is equivalent to LIBOR rate plus 2.75%. Direct Link is required to make restricted deposit of $73,336 for one year with an initial interest rate of 3.76% per annum. The line of credit is guaranteed by Fuling Global. The agreements require Direct Link to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Direct Link will be measured semi-annually at June 30th and December 31st. Direct Link was not in compliance as of December 31, 2017. On April 7, 2017, Direct Link drew down $1,500,000 with the effective rate of 3.86% per annum. On December 1, 2017, Direct Link drew down another $500,000 with the effective rate of 4.45% per annum.
Long-term borrowing			$ 916,667	[2]												$ 916,667	[2]
East West Bank [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Line of credit, description		Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $41,900 for one year with an initial interest rate of 4.19% per annum. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of December 31, 2017. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum.
Postal Savings Bank of China [Member]
Short-Term and Long-Term Borrowings (Textual)
Short-term bank loan			$ 1,071,593		$ 2,975,004											$ 1,071,593
Effective interest rate			4.15%		2.65%											4.15%			4.15%
Term of debt instrument			5 months		12 months
Pennsylvania Industrial Development Authority [Member]
Short-Term and Long-Term Borrowings (Textual)
Interest rate percentage										1.75%
Collateral pledged for bank loans										$ 1,720,000
Loan agreement										$ 937,600
Long-term borrowing	[3]		$ 748,132				$ 836,471									$ 748,132		$ 836,471
Pennsylvania Industrial Development Authority [Member] | Loan Agreement [Member]
Short-Term and Long-Term Borrowings (Textual)
Useful life of machinery and equipment										10 years

[1]	On October 31, 2016, Fuling USA entered into a buyer's credit Loan Agreement with Agricultural Bank of China Limited for a line of credit in the amount of $5,903,723 (RMB 41 million) for 18 months. The loan bears a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 6% of the prevailing interest rate. As of December 31, 2017, the amount of long-term borrowing was $137,088, and the effective rate was 5.30% per annum. The line of credit's purpose is to acquire equipment. China Export & Credit Insurance Corporation provides insurance for the line of credit. The line of credit is effective for the period from first day of loan to 18 months after the first day of loan.
[2]	On March 9, 2017, Fuling USA entered into a Delayed Draw Term Loan agreement with East West Bank for $1,000,000. The amount drawn will be turned into a 5-year term loan at LIBOR rate plus 3.00%. The loan is guaranteed by Fuling Global. Fuling USA is required to make a restricted deposit of $41,900 for one year with an initial interest rate of 4.19% per annum. The agreement requires Fuling USA to comply with certain financial covenants and ratios, including to maintain minimum debt service coverage ratio of 1.25 times and to maintain maximum total debt to equity ratio of 3.0 times etc. Fuling USA's compliance with these covenants will be reviewed semi-annually at June 30th and December 31th. Fuling USA was in compliance as of December 31, 2017. On April 7 and December 1, 2017, Fuling USA drew down $500,000 (April 2017 Loan) and $500,000 (December 2017 Loan), respectively. April 2017 loan will expire April 7, 2023 and December 2017 loan will expire on December 1, 2023. Both April 2017 loan and December 2017 loan require interest only payment for the first year and require interest and principal payments for years from second year to sixth year. The effective rate was 4.11% per annum. As of December 31, 2017, the amount of long-term borrowing was $1,000,000, and it consists of $83,333 of which is due within a year and $916,667 which is due over a year.
[3]	On September 28, 2016, Fuling USA entered into a ten-year Machinery and Equipment Loan Agreement with the Pennsylvania Industrial Development Authority for $937,600, with fixed interest rate of 1.75%. This loan has been collateralized by the machinery and equipment, worth approximately $1.72 million. As of December 31, 2017, the amount of long-term borrowing was $836,471, and it consists of $88,339 of which is due within a year and $748,132 due over a year.